Goodwill and Other Intangible Assets (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Goodwill and Other Intangible Assets [Line Items]
Impairment losses on goodwill	¥ 147,564	¥ 383,810
Intangible assets subject to amortization acquired	255,336	538,925
Intangible assets not subject to amortization acquired	1,960	23,804
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value	21,680	3,732	118,108
Impairment losses for long-lived assets	11,424	16,575	31,345
Software [Member]
Goodwill and Other Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 251,452	¥ 291,821
Weighted average amortization periods of intangible assets subject to amortization, years	5 years	5 years
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value			28,494
Core Deposit Intangibles [Member]
Goodwill and Other Intangible Assets [Line Items]
Intangible assets subject to amortization acquired		¥ 44,140
Weighted average amortization periods of intangible assets subject to amortization, years		10 years
Customer Relationships [Member]
Goodwill and Other Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 3,765	¥ 180,414
Weighted average amortization periods of intangible assets subject to amortization, years	21 years	17 years
Trade Names [Member]
Goodwill and Other Intangible Assets [Line Items]
Intangible assets subject to amortization acquired		¥ 16,402
Weighted average amortization periods of intangible assets subject to amortization, years		23 years
System Software under Development [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value			87,596
Consumer Finance Subsidiary [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment losses for long-lived assets			21,096
Operating Segments [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment losses on goodwill	¥ 117,039	¥ 350,942
Operating Segments [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member] | Danamon [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment losses on goodwill		241,356
Operating Segments [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member] | Krungsri [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment losses on goodwill		62,157
Operating Segments [Member] | Customer Business [Member] | Global Commercial Banking Business Group and Global Corporate & Investment Banking Business Group [Member] | MUAH [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment losses on goodwill	¥ 147,564	¥ 80,297
Operating Segments [Member] | Customer Business [Member] | Retail & Commercial Banking Business Group [Member] | Consumer Finance Subsidiary [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment losses for long-lived assets			21,096
Operating Segments [Member] | Customer Business [Member] | Retail & Commercial Banking Business Group [Member] | Consumer Finance Subsidiary [Member] | Software [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value			137,186
Operating Segments [Member] | Customer Business [Member] | Retail & Commercial Banking Business Group [Member] | Danamon [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment losses on goodwill			¥ 0